Schedule of maturity of lease payments under finance lease liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases
2026		$ 6,134
2027	6,134	6,134
2028	6,134	6,134
2029	3,066	3,066
Total undiscounted finance lease payments	15,334	21,468
Less: imputed interest	(1,557)	(2,357)
Finance lease liabilities recognized in the Consolidated Balance Sheet	$ 13,777	$ 19,111